Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	GABELLI EQUITY SERIES FUNDS INC
Central Index Key	0000877670
Amendment Flag	false
Document Creation Date	Jul 2, 2013
Document Effective Date	Jul 2, 2013
Prospectus Date	Jan 28, 2013

THE GABELLI EQUITY SERIES FUNDS, INC.

(the "COMPANY")

The Gabelli Small Cap Growth Fund (the "Fund")

Supplement dated July 2, 2013, to the Company's Class AAA Prospectus dated

January 28, 2013

Effective immediately, the following replaces the last sentence of the first paragraph under the "Principal Investment Strategies"
sub-section in the "Summary of the Fund" section found on page 3 of the Company's AAA Prospectus:

"The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment."

THE GABELLI EQUITY SERIES FUNDS, INC.

(the "COMPANY")

The Gabelli Small Cap Growth Fund (the "Fund")

Supplement dated July 2, 2013, to the Company's Class ACI Prospectus dated

January 28, 2013

Effective immediately, the following replaces the last sentence of the first paragraph under the "Principal Investment Strategies" sub-section in the "Summary of the Fund" section found on page 3 of the Company's ACI Prospectus:

"The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Supplement [Text Block]	gesfi_SupplementTextBlock

THE GABELLI EQUITY SERIES FUNDS, INC.

(the "COMPANY")

The Gabelli Small Cap Growth Fund (the "Fund")

Supplement dated July 2, 2013, to the Company's Class AAA Prospectus dated

January 28, 2013

Effective immediately, the following replaces the last sentence of the first paragraph under the "Principal Investment Strategies"
sub-section in the "Summary of the Fund" section found on page 3 of the Company's AAA Prospectus:

"The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment."

THE GABELLI EQUITY SERIES FUNDS, INC.

(the "COMPANY")

The Gabelli Small Cap Growth Fund (the "Fund")

Supplement dated July 2, 2013, to the Company's Class ACI Prospectus dated

January 28, 2013

Effective immediately, the following replaces the last sentence of the first paragraph under the "Principal Investment Strategies" sub-section in the "Summary of the Fund" section found on page 3 of the Company's ACI Prospectus:

"The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment."

Class AAA Shares | The Gabelli Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gesfi_SupplementTextBlock

THE GABELLI EQUITY SERIES FUNDS, INC.

(the "COMPANY")

The Gabelli Small Cap Growth Fund (the "Fund")

Supplement dated July 2, 2013, to the Company's Class AAA Prospectus dated

January 28, 2013

Effective immediately, the following replaces the last sentence of the first paragraph under the "Principal Investment Strategies"
sub-section in the "Summary of the Fund" section found on page 3 of the Company's AAA Prospectus:

"The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment."

Class A, C and I Shares | The Gabelli Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gesfi_SupplementTextBlock

THE GABELLI EQUITY SERIES FUNDS, INC.

(the "COMPANY")

The Gabelli Small Cap Growth Fund (the "Fund")

Supplement dated July 2, 2013, to the Company's Class ACI Prospectus dated

January 28, 2013

Effective immediately, the following replaces the last sentence of the first paragraph under the "Principal Investment Strategies" sub-section in the "Summary of the Fund" section found on page 3 of the Company's ACI Prospectus:

"The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2013